Regulatory Capital Requirements (Narrative) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk weighted threshold of items not deducted from Common Equity Tier 1 capital		250.00%
Tier 2 capital factor, percentage of the unrealized gains on investment securities available-for-sale		45.00%
Tier 2 capital factor, percentage of the land revaluation excess		45.00%
FSA's requirements applicable to Japanese banking institutions [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer phase-in arrangements		1.875%
G-SIB surcharge phase-in arrangements		1.125%
Minimum Common Equity Tier 1 capital ratio		4.50%
Countercyclical buffer applicable		0.01%
Capital conservation buffer on full implementation		2.50%
Countercyclical buffer		2.50%
G-SIB surcharge on full implementation		1.50%
U.S. Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer phase-in arrangements		0.625%
Minimum Common Equity Tier 1 capital ratio		4.50%
Capital conservation buffer on full implementation		2.50%
Countercyclical buffer		2.50%
Total minimum Common Equity Tier 1 capital ratio		7.00%
Tier 1 Leverage Ratio		4.00%
Tier 1 Supplementary Leverage Ratio		3.00%
Phase-in period to eliminate the Accumulated OCI or loss exclusion applied under Basel I and Basel II rules		4 years
Phase-in period for full implementation of capital conservation buffer		4 years
Basel III for Security Companies in Japan [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum capital ratio required for financial Instruments firms to maintain by Financial Instruments and Exchange Act and related ordinance		120.00%
Minimum capital ratio requirement for financial instruments firms which will call for regulatory reporting		140.00%
Minimum capital ratio requirement for financial instrument firms which may lead to a suspension of all or part of the business for a period of time and cancellation of a registration		100.00%
Mitsubishi UFJ Morgan Stanley Securities [Member] | Basel III for Security Companies in Japan [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount of capital accounts less certain fixed assets		¥ 473,296		¥ 451,285
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks		293.20%		324.70%
MUAH [Member] | U.S. Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer phase-in arrangements			1.25%		0.625%
Tier 1 Leverage Ratio	[1],[2]		4.00%		4.00%
Approximate increase in regulatory capital ratios due to recent regulatory guidance						0.50%
Stand-alone, Mitsubishi UFJ Morgan Stanley Securities [Member] | Basel III for Security Companies in Japan [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount of capital accounts less certain fixed assets		¥ 446,539		¥ 426,133
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks		291.20%		323.00%
BK (US) [Member] | U.S. Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer phase-in arrangements			1.25%
Tier 1 Leverage Ratio	[1],[3]		4.00%		4.00%
Minimum total risk-based capital ratio to be categorized as "well capitalized"			10.00%		10.00%
Tier 1 risk-based capital ratio to be categorized as "well capitalized"			8.00%		8.00%
Tier 1 capital to quarterly average assets to be categorized as "well capitalized"	[1]		5.00%		5.00%
Common Equity Tier 1 risk-based capital ratio to be categorized as "well capitalized"			6.50%		6.50%

[1]	Excludes certain deductions.
[2]	The minimum capital requirement includes a capital conservation buffer of 1.250% at December 31, 2017 and 0.625% at December 31, 2016.
[3]	Beginning January 1, 2016, the minimum capital requirement includes a capital conservation buffer of 1.250%.